Equity Method Investment, Net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Ningbo Meishan Jiushi Investment Limited Partnership [Member]
Equity Method Investment, Net [Line Items]
Impairment loss	¥ 15,279